Finance receivables (Summary of Contractual Maturities) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Retail Receivables Portfolio Segment
Contractual Maturities [Line Items]
2020	¥ 4,089,096
2021	3,035,992
2022	2,434,026
2023	1,728,217
2024	942,876
Thereafter	538,098
Financing Receivables, Gross , Total	12,768,305
Finance Lease Receivables Portfolio Segment
Contractual Maturities [Line Items]
2020	418,450
2021	325,744
2022	251,888
2023	113,040
2024	42,582
Thereafter	6,538
Financing Receivables, Gross , Total	1,158,242
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Contractual Maturities [Line Items]
2020	2,495,356
2021	235,985
2022	237,026
2023	140,418
2024	143,747
Thereafter	237,225
Financing Receivables, Gross , Total	¥ 3,489,757